Other Disclosures - Collaborations and Technology Licenses (Details) kr in Millions, $ in Millions				1 Months Ended				12 Months Ended
	Jun. 10, 2020 DKK (kr) item product	Jun. 10, 2020 USD ($) item product	May 31, 2001	Sep. 30, 2021	Oct. 31, 2020	Jun. 30, 2020 DKK (kr)	Jun. 30, 2020 USD ($)	Dec. 31, 2023 USD ($) item	Dec. 31, 2012	Dec. 31, 2023 DKK (kr) product	Dec. 31, 2022 DKK (kr)
Collaborations and Technology Licenses
Investments accounted for using equity method | kr										kr 134	kr 133
Janssen
Collaborations and Technology Licenses
Royalty obligation expiration term after first sale of product								13 years
Janssen (DuoBody)
Collaborations and Technology Licenses
Number of products were in active clinical development | product										3
Royalties expiration term after the first sale of each licensed product								10 years
Novartis (Arzaerra/Ofatumumab)
Collaborations and Technology Licenses
Royalty percentage for non-cancer treatment								10.00%
Roche
Collaborations and Technology Licenses
Royalties expiration term after the first sale of each licensed product			10 years
Seagen
Collaborations and Technology Licenses
Cost and profit sharing ratio					50
Profits sharing percentage				50.00%
AbbVie
Collaborations and Technology Licenses
Upfront payment						kr 4,911	$ 750
Ratio of share of profits before income taxes		50
Ratio of sharing pre tax profits	50	50
Number of performance obligations | item	4	4
Number of delivery license programs | item		3
Percentage of discover research and development cost responsible by the entity	100.00%	100.00%
Maximum number of product concepts for which cost-plus margin approach was utilized | product	4	4
Contract Transaction Price	kr 4,911	$ 750
BioNTech
Collaborations and Technology Licenses
Upfront fee paid								$ 10
Number of investigational medicines currently in clinical development | item								4
Performance obligations satisfied at point in time | AbbVie
Collaborations and Technology Licenses
Contract Transaction Price	4,398	672
Performance obligations satisfied over time | AbbVie
Collaborations and Technology Licenses
Contract Transaction Price	kr 513	$ 78
Bottom of range [member] | Janssen
Collaborations and Technology Licenses
Tiered royalty percentage									12.00%
Bottom of range [member] | Janssen (DuoBody)
Collaborations and Technology Licenses
Tiered royalty percentage								8.00%
Bottom of range [member] | AbbVie
Collaborations and Technology Licenses
Tiered royalty percentage	22.00%	22.00%
Top of range [member] | Janssen
Collaborations and Technology Licenses
Tiered royalty percentage									20.00%
Top of range [member] | Janssen (DuoBody)
Collaborations and Technology Licenses
Tiered royalty percentage								10.00%
Top of range [member] | AbbVie
Collaborations and Technology Licenses
Tiered royalty percentage	26.00%	26.00%
Number of future differentiated antibody for cancer to be discover | item		4
Contractually entitled to receive amount in additional development, regulatory and sales milestone payments		$ 2,550
Contractually entitled to receive payments related to clinical development and commercial success		550
Development Regulatory and Sales Milestone | Top of range [member] | AbbVie
Collaborations and Technology Licenses
Receivables		$ 3,150
Countries Outside United States and Japan | Bottom of range [member] | AbbVie
Collaborations and Technology Licenses
Tiered royalty percentage	22.00%	22.00%
Countries Outside United States and Japan | Top of range [member] | AbbVie
Collaborations and Technology Licenses
Tiered royalty percentage	26.00%	26.00%
Clinical Development and Commercial Success Across all Three Programs | Development Regulatory and Sales Milestone | AbbVie
Collaborations and Technology Licenses
Receivables		$ 1,150
Success of all Four Next Generation Antibody Product Candidates Developed | Development Regulatory and Sales Milestone | AbbVie
Collaborations and Technology Licenses
Receivables		$ 2,000